INVESTMENT IN UNCONSOLIDATED AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT IN UNCONSOLIDATED AFFILIATES
Schedule of ownership percentage and investment in unconsolidated affiliates

Our ownership percentage and investment in unconsolidated affiliates were as follows (dollars in millions):

	December 31,
	2013	2012
Equity Method:
Louisiana Pigment Company, L.P. (50%)	$104	$111
BASF Huntsman Shanghai Isocyanate Investment BV (50%)(1)	87	81
Nanjing Jinling Huntsman New Material Co., Ltd. (49%)	62	24
Jurong Ningwu New Materials Development Co., Ltd. (30%)	15	12
Nippon Aqua Co., Ltd. (15)%	8	—
Others	1	2

Total equity method investments	277	230
Cost Method:
International Diol Company (4%)	5	5
White Mountain Titanium Corporation (3%)	3	3

Total investments	$285	$238

(1)
We own 50% of BASF Huntsman Shanghai Isocyanate Investment BV. BASF Huntsman Shanghai Isocyanate Investment BV owns a 70% interest in SLIC, thus giving us an indirect 35% interest in SLIC.